UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

-FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hutchens Investment Management, Inc.
Address:    175 Main Street
            P. O. Box 1549
            New London, NH  03257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons signing this Report on Behalf of Reporting Manager:

Name:     William Hutchens
Title:    President
Phone:    603-526-4104
Signature, Place, and Date of Signing:

     William Hutchens       New London, NH       November 7, 2002

Report Type (Check only one.):

[x]   13F Holdings Report
[ ]   13F Notice
[ ]   13F Combination Report

List of Other Mangers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.










                           FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   113

Form 13F Information Table Value Total:    $222,787


ITEM 1
ITEM 2
ITEM 3
ITEM 4   ITEM 5
ITEM 6            ITEM 7
ITEM 8

NAME OF ISSUER
TITLE OF CLA
CUSIP #
FAIR MKT VASHARE (
A)
SOL(B) SHAR(C) SHAREManagers
VOTING AUTHORITY
SHARES





AS DEF I  OTHER  See Instr(
A)SOL      (B)SHARED
(C)NONE





INST. 5










3M Corp.
Common
88579Y101
3530.449 28633
x

16175
12458
Abbott Labs
Common
2824100
2458.28 61457
x

27500
33957
Air Products & Chemicals
Common
9158106
261.844  6125
x


6125
Allstate Corp.
Common
20002101
4594.898
x

71850
52370
AllTel Corp
Common
20039103
1610.325 31575
x

22150
9425
Ambac Financial Group, Inc
Common
23139108
293.854  5225
x


5225
Ameren Corp.
Common
23608102
395.954  9525
x


9525
American Int'l Group
Common
26874107
1996.172 34506
x

18450
16056
American Power Conv.
Common
29066107
699.172 46150
x

20300
25850
Amgen, Inc
Common
31162100
1435.215 29690
x

13650
16040
Anheuser-Busch
Common
35229103
1527.698 31564
x

12950
18614
AOL Time Warner
Common
00184A105
2062.662
x

90800
66655
Apache Corporation
Common
37411105
2792.225 48995
x

29125
19870
Autozone, Inc.
Common
53332102
2783.61 39400
x

20275
19125
Avanex Corp.
Common
05348W109
16.447 16125
x


16125
Banc One Corp
Common
06423A103
1591.387 43540
x

34950
8590
BankAmerica Corp.
Common
60505104
4308.818 61935
x

37050
24885
Bear Stearns Cos.
Common
73902108
4891.293 82345
x

49750
32595
Bellsouth Corp
Common
79860102
1565.911 60530
x

49850
10680
Blockbuster Inc Cl A
Common
93679108
1080.266 88185
x

53250
34935
Borg Warner Auto
Common
99724106
407.141  8075
x

3400
4675
Broadcom Corp
Common
1.11E+08
2239.859
x

71135
77594
Canadian National Railway
Common
1.36E+08
3277.214 78855
x

48050
30805
Charter One Financial, Inc
Common
1.61E+08
1648.7 57386
x

54242
3144
Cisco Systems,Inc.
Common
17275R102
4617.946
x
1
74560
177955
Citigroup
Common
1.73E+08
5546.718
x

94250
63372
Comcast Corp
Common
00209P202
4013.904
x
1
6600
71085
Compass Bancshares
Common
20449H109
586.312 18750
x

8100
10650
ConAgra
Common
2.06E+08
1648.109 65898
x

32600
33298
ConocoPhillips
Common
20825C104
2490.972 51477
x

27650
23827
Constellation Brands
Common
21036P108
420.26 17725
x

7500
10225
Constellation Energy
Common
2.1E+08
503.542 18100
x

7600
10500
Corning Inc.
Common
2.19E+08
122.619 37045
x

8450
28595
Coventry Health Care Inc.
Common
2.23E+08
323.684 11150
x

4600
6550
csusgmst.e
Common

86.167 26513
x


26513
Dell Computer Corp
Common
2.47E+08
2131.445 79710
x

32025
47685
DTE Holdings, Inc.
Common
2.33E+08
433.84  9350
x

3750
5600
Electronic Arts,Inc.
Common
2.86E+08
2531.302 50860
x

27675
23185
EMC Corp
Common
2.69E+08
119.454 19455
x

4840
14615
Engelhard Corp.
Common
2.93E+08
306.195 13700
x

5700
8000
Equifax
Common
2.94E+08
385.859 16675
x

3500
13175
Exelon Corp.
Common
30161N101
4447.825 84287
x

53600
30687
Exxon Mobil Corp.
Common
30231G102
4084.276
x

79250
37644
Federal Home Loan Mtg.
Common
3.13E+08
4917.684 83280
x

46025
37255
Federal Nat'l Mtg
Common
3.14E+08
4527.031 70372
x

39575
30797
Fidelity National Fin.
Common
3.16E+08
615.628 18752
x

7920
10832
Fortune Brands
Common
3.5E+08
3894.98 83745
x

53450
30295
Freeport Mcmor Cop&Gld
Common
35671D857
2081.978
x

71700
52375
Gannett Co
Common
3.65E+08
210.015  2925
x


2925
General Dynamics Corp
Common
3.7E+08
403.993  5090
x


5090
General Electric
Common
3.7E+08
4768.387
x

98900
96927
Golden West Financial Corp
Common
3.81E+08
324.94  4525
x


4525
Greenpoint Financial
Common
3.95E+08
1698.09 37585
x

24800
12785
Harrahs Ent.
Common
4.14E+08
445.5 11250
x

4700
6550
Health Net, Inc.
Common
42222G108
236.28  8950
x

7750
1200
Hewlett-Packard Co.
Common
4.28E+08
875.76 50447
x

37800
12647
Hormel Foods Corp
Common
4.4E+08
629.327 26975
x

11400
15575
Host Marriott Corp.
Common
44107P104
233.64 26400
x

23000
3400
Intel Corp.
Common
4.58E+08
2549.447
x

84500
79241
Int'l Business Machines
Common
4.59E+08
3850.665 49686
x

26650
23036
Intuit
Common
4.61E+08
212.313  4525
x

3900
625
IShares S&P 600 Value
Common
4.64E+08
829.714 11405
x


11405
J.P. Morgan Chase & Co.
Common
46625H100
2361 98375
x

56600
41775
JDS Uniphase Corp.
Common
46612J101
79.991 32385
x

6150
26235
Johnson & Johnson
Common
4.78E+08
2477.642 46130
x

21450
24680
Jones Apparel Group
Common
4.8E+08
401.535 11330
x

5500
5830
Kerr-McGee
Common
4.92E+08
548.212 12375
x

5000
7375
Kinder Morgan Energy
Common
4.95E+08
868.7 24820
x

16300
8520
KLA-Tencor Corp.
Common
4.82E+08
233.159  6592
x

1395
5197
Lear Corp.
Common
5.22E+08
885.248 26600
x

16250
10350
Level 3 Comm.
Common
52729N100
163.17 33300
x

12350
20950
Lexmark Intl Grp., Inc.
Common
5.3E+08
2780.277 45955
x

24550
21405
Liz Claiborne Inc.
Common
5.39E+08
3904.905
x

68000
63700
McKesson HBOC Inc.
Common
58155Q103
3594.179
x

78775
54195
Merck
Common
5.89E+08
2893.847 51119
x

25450
25669
Metlife Inc Com
Common
59156R108
5116.103
x
1
25000
64205
Microsoft Corp.
Common
5.95E+08
5328.977
x

60900
42175
Morgan Stanley
Common
6.17E+08
1273.847 31910
x

15500
16410
Mylan Labs
Common
6.29E+08
634.307 18175
x

9300
8875
National City Corp.
Common
6.35E+08
2995.501
x

81350
28295
Network Appliance, Inc.
Common
64120L104
165.95 16595
x

6035
10560
Noble Corp.
Common
G65422100
3632.049
x

65500
37830
Pfizer
Common
7.17E+08
3761.975
x

57200
65861
Popular, Inc.
Common
7.33E+08
261.274  7730
x


7730
PPG Industries
Common
6.94E+08
2199.83 43865
x

28800
15065
Procter & Gamble
Common
7.43E+08
4384.401 51017
x

29050
21967
QSound Labs, Inc.
Common
74728C307
21.112 12500
x


12500
Qualcomm, Inc.
Common
7.48E+08
333.987  9178
x

2075
7103
Rohm & Haas
Common
7.75E+08
930.552 28650
x

19700
8950
Safeco Corp.
Common
7.86E+08
2344.905 67635
x

37850
29785
SBC Communications
Common
78387G103
3446.711
x

79380
47758
Schering-Plough Corp.
Common
8.07E+08
3088.708
x

86300
52831
Schlumberger
Common
8.07E+08
2236.031 53125
x

30800
22325
Scotts Company
Common
8.1E+08
2512.564 51235
x

35250
15985
St. Paul Companies
Common
7.93E+08
887.343 26060
x

16300
9760
Sun Microsystems
Common
8.67E+08
186.115 59844
x

7985
51859
Sunguard Data Systems
Common
8.67E+08
3826.262
x

88625
73780
Synopsys Inc.
Common
8.72E+08
3150.43 68265
x

38700
29565
Telephone & Data
Common
8.79E+08
497.707 10585
x

4450
6135
Texas Instruments
Common
8.83E+08
1102.439 73447
x

34650
38797
Textron, Inc
Common
8.83E+08
437.423 10175
x

6300
3875
TJX Cos Inc.
Common
8.73E+08
5652.211
x
1
63900
125660
Toll Brothers Inc.
Common
8.89E+08
455.51 22550
x

9600
12950
Torchmark Corp
Common
8.91E+08
655.713 17950
x

6800
11150
United Technologies
Common
9.13E+08
2131.046 34405
x

15500
18905
UnitedHealth Group Inc.
Common
91324P102
4638.007 55545
x

30650
24895
Verizon Communications
Common
92343V104
3356.021 86607
x

53665
32942
Viacom, Inc.-CL B
Common
9.26E+08
3719.758 91260
x

52100
39160
Wal-Mart Stores
Common
9.31E+08
2190.77 43373
x

22400
20973
Washington Mutual Inc.
Common
9.39E+08
4832.888
x

83300
56662
Webster Financial Corp.
Common
9.48E+08
272.31  7825
x


7825
Wellpoint Health Ntwk.
Common
94973H108
2771.753 38951
x

16050
22901
Whirlpool Corp.
Common
9.63E+08
587.214 11245
x

4800
6445